EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	3 Months Ended
	Dec. 31, 2011	Mar. 31, 2014	Mar. 31, 2013	Apr. 01, 2013	Dec. 31, 2013
Common stock
Ordinary shares, issued		949			947
Purchase of treasury shares		$ 0	$ 200,000,000	$ 200,000,000
Treasury Stock Shares Acquired		0		5.2
Stock Repurchase Program, Authorized Amount	3,000,000,000
Stock Repurchase Program Remaining Authorized Repurchase Amount		1,330,000,000
Other Comprehensive Income Net Of Tax [Abstract]
Comprehensive income attributable to Teva		$ (247,000,000)			$ (91,000,000)